5. PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
5. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30, 2014	June 30, 2013	Estimated Useful Lives
Research & Development equipment	$77	$77	5-10
Furniture, fixtures and office equipment	37	37	3-5
Total property and equipment, gross	114	114
Less: accumulated depreciation	100	85
	$14	$29

Depreciation charges totaled $15 and $22 for the years ended June 30, 2014 and 2013, respectively.